Note 2 - Summary of Significant Accounting Policies (Details) - Summary of propert and equipment useful lives:	6 Months Ended
Jun. 30, 2013
Building [Member] | Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Summary of propert and equipment useful lives: [Line Items]
Property, Plant and Equipment Useful Life	20 years
Plant And Machinery [Member] | Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Summary of propert and equipment useful lives: [Line Items]
Property, Plant and Equipment Useful Life	10 years
Plant And Machinery [Member] | Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Summary of propert and equipment useful lives: [Line Items]
Property, Plant and Equipment Useful Life	15 years
Industrial Equipment [Member] | Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Summary of propert and equipment useful lives: [Line Items]
Property, Plant and Equipment Useful Life	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Summary of propert and equipment useful lives: [Line Items]
Property, Plant and Equipment Useful Life	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Summary of propert and equipment useful lives: [Line Items]
Property, Plant and Equipment Useful Life	10 years
Internally Developed Software [Member] | Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Summary of propert and equipment useful lives: [Line Items]
Property, Plant and Equipment Useful Life	15 years